SHARE CAPITAL - Schedule of issued and outstanding common shares and the prices at which the shares are issued (Details)									3 Months Ended	12 Months Ended
	Oct. 01, 2025 $ / shares	Sep. 04, 2025 $ / shares	May 08, 2025 $ / shares shares	Mar. 07, 2025 $ / shares shares	Mar. 06, 2025 $ / shares shares	Feb. 26, 2025 $ / shares shares	Dec. 19, 2024 $ / shares shares	Aug. 30, 2024 $ / shares shares	Dec. 31, 2025 shares	Sep. 04, 2026 shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 shares $ / shares
SHARE CAPITAL
Shares issued on exercise of options												45,000
Share Capital
SHARE CAPITAL
Number of Shares at beginning of the period											6,325,412	2,640,409
Conversion of subscription receipts											9,000,035
Shares issued under private placement											4,266,666	3,640,003
Bonus share issuance to lender											1,045,000
Number of Shares at end of the period									80,867,521		80,867,521	6,325,412
Share Capital | Nussir ASA (“Nussir”)
SHARE CAPITAL
Non-controlling interests acquisition											24,168,149
Share Capital | Nye Sulitjelma Gruver SA (“NSG”)
SHARE CAPITAL
Subsidiary acquisition											5,608,000
Share Capital | Repparfjord Eiendom AS (“REAS”)
SHARE CAPITAL
Subsidiary acquisition											4,210,000
Common shares | Share Capital
SHARE CAPITAL
Number of Shares at beginning of the period											6,325,412	2,640,409
Conversion of subscription receipts						9,000,035					9,000,035
Shares issued under private placement			376,833	1,750,000		47,660		2,640,000	26,220,000	2,092,173	30,486,666	2,640,000
Bonus share issuance to lender										1,045,000	1,045,000
Shares issued on settlement of share-based awards									24,259		24,259
Unit Shares issued under Concurrent Offering							1,000,003					1,000,003
Shares issued on exercise of options												45,000
Number of Shares at end of the period									80,867,521		80,867,521	6,325,412
Weighted Average Share Price, Conversion of subscription receipts | $ / shares											$ 3
Weighted Average Share Price, Shares issued under private placement | (per share)	$ 3.3	$ 3.3	$ 3	$ 3		$ 3		$ 0.35			3.15	$ 0.35
Weighted Average Share Price, Bonus share issuance to lender | $ / shares											3.25
Weighted Average Share Price, Shares issued on settlement of share-based awards | $ / shares											$ 3.8
Weighted Average Share Price, Unit Shares issued under Concurrent Offering | $ / shares							$ 30					3
Weighted Average Share Price, Shares issued on exercise of options | $ / shares												$ 1
Common shares | Share Capital | Nussir ASA (“Nussir”)
SHARE CAPITAL
Non-controlling interests acquisition						24,168,149					24,168,149
Weighted Average Share Price, Non-controlling interests acquisition | $ / shares						$ 3.55					$ 3.55
Common shares | Share Capital | Nye Sulitjelma Gruver SA (“NSG”)
SHARE CAPITAL
Subsidiary acquisition						5,608,000					5,608,000
Weighted Average Share Price, Shares issued under private placement | $ / shares						$ 3.55
Weighted Average Share Price, Subsidiary acquisition | $ / shares											$ 3.55
Common shares | Share Capital | Repparfjord Eiendom AS (“REAS”)
SHARE CAPITAL
Subsidiary acquisition					4,210,000						4,210,000
Weighted Average Share Price, Non-controlling interests acquisition | $ / shares					$ 3.55
Weighted Average Share Price, Subsidiary acquisition | $ / shares											$ 3.55